UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2005

Date of reporting period:	7/31/2005

Item 1.	Schedule of Investments [INSERT REPORT]

Prudential World Fund, Inc.

Dryden International Equity Fund

Schedule of Investments as of July 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.8%
COMMON STOCKS 96.7%
Australia 4.8%
28,579	Australia and New Zealand Banking Group, Ltd.	$462,630
32,058	BHP Billiton PLC	472,772
5,125	Billabong International, Ltd.	55,033
89,002	BlueScope Steel, Ltd.	628,600
63,463	Boral, Ltd	321,661
34,173	Centro Properties Trust	144,645
11,391	Centro Retail Group(a)	11,642
9,417	Commonwealth Bank of Australia	277,624
28,894	Computershare, Ltd.	133,902
122,696	General Property Trust	354,773
10,763	Macquarie Airports	27,247
69,791	Macquarie Infrastructure Group	209,971
42,934	Mirvac Group	123,537
3,742	Orica, Ltd.	54,060
60,195	Qantas Airways, Ltd.	150,897
14,586	QBE Insurance Group, Ltd.	185,923
2,039	Rio Tinto, Ltd.	75,366
34,034	Stockland Trust	147,004
48,727	Telstra Corp., Ltd.	186,620
1,518	Wesfarmers, Ltd	45,696
46,907	Westpac Banking Corp.	698,689
39,044	Woolworths, Ltd.	483,018

		5,251,310

Austria 0.8%
700	Boehler-Uddeholm AG	106,089
8,050	OMV AG	374,791
3,551	Telekom Austria AG	71,771
4,697	Voestalpine AG	347,386

		900,037

Belgium 1.3%
3,748	Belgacom SA	132,783
133	D’ieteren SA	29,348
19,652	Dexia	444,135
10,636	Fortis	311,170
6,553	KBC Group	522,393

		1,439,829

Denmark 0.9%
40	A P Moller - Maersk A/S	390,031
2,400	Danisco A/S	158,548
3,177	Danske Bank SA	99,130
801	DSV A/S	75,631
5,823	TDC A/S	261,656

		984,996

Finland 1.4%
8,493	Fortum Oyj	155,180
8,024	Kesko Oyj (Class “B” Shares)	218,408
40,544	Nokia Oyj	647,402
7,591	Rautaruukki Oyj	130,692
20,387	Sampo Oyj (Class “A” Shares)	311,943
2,421	YIT-Yhtyma Oyj	84,537

		1,548,162

France 9.7%
2,887	Air France-KLM	47,254
23,718	AXA SA	648,177
16,623	BNP Paribas SA	1,202,213
12,364	Bouygues SA	541,313
4,909	Business Objects SA(a)	161,177
2,335	CNP Assurances	157,124
12,316	Compagnie de Saint-Gobain	739,904
903	Compagnie Generale des Etablissements Michelin (Class “B” Shares)	55,672
8,737	Credit Agricole SA	239,511
11,182	France Telecom SA	345,311
3,293	Lafarge SA	311,820
2,381	Lagardere SCA	171,911
2,363	Publicis Groupe	80,363
8,254	Renault SA	756,568
6,000	Safran SA	133,272
14,097	Sanofi-Aventis	1,219,502
8,285	Societe Generale	906,571
2,643	Suez SA	72,582
7,987	Total SA	2,004,545
6,562	Vinci SA	531,465
11,464	Vivendi Universal SA	364,861

		10,691,116

Germany 6.9%
4,900	Allianz AG	622,317
6,314	BASF AG	448,605
2,265	Bayer AG	80,958
9,256	Continental AG	719,917
13,455	Deutsche Bank AG	1,167,227
26,512	Deutsche Post AG	657,352
48,670	Deutsche Telekom AG	964,808
11,590	E.ON AG	1,072,185
5,676	Muenchener Rueckversicherungs - Gesellschaft AG	659,969
508	Puma AG Rudolf Dassler Sport	127,496
3,272	RWE AG	218,668
903	SAP AG	154,919
4,395	Siemens AG	338,638
8,842	Suedzucker AG	185,464
6,317	ThyssenKrupp AG	118,868
1,434	TUI AG	37,503

		7,574,894

Greece 1.0%
1,302	Cosmote Mobile Telecommunications SA	24,721
3,470	EFG Eurobank Ergasias	111,322
15,854	Intracom SA	83,039
11,012	National Bank of Greece SA	403,213
10,600	OPAP SA	344,946

1,500	Piraeus Bank SA	28,626
1,545	Titan Cement Co.	52,413

		1,048,280

Hong Kong 1.6%
48,000	Cheung Kong Holdings, Ltd.	516,025
9,500	CLP Holdings, Ltd.	54,921
14,000	Henderson Land Development Co., Ltd.	70,555
56,000	Hopewell Holdings, Ltd.	144,891
35,000	Kerry Properties, Ltd.	90,324
19,000	Kingboard Chemical Holdings, Ltd.	54,115
52,000	Sun Hung Kai Properties, Ltd.	534,900
13,000	Swire Pacific, Ltd. (Class “A” Shares)	123,979
92,382	Techtronic Industries Co., Ltd.	229,059

		1,818,769

Ireland 1.2%
14,093	Allied Irish Banks PLC	305,003
23,424	Bank of Ireland	389,652
11,853	CRH PLC	335,564
13,047	Depfa Bank PLC	210,706
5,489	Irish Life & Permanent PLC	99,161

		1,340,086

Italy 3.2%
129,058	Banca Intesa SpA	627,467
1,976	Banca Popolare di Milano Scrl	19,502
21,190	Banco Popolare di Verona E Novara Scrl	378,696
500	Benetton Group SpA	4,965
64,001	Capitalia SpA	372,469
40,005	ENI SpA	1,136,445
10,694	Gruppo Editoriale L’Espresso SpA	62,949
7,974	Italcementi SpA	129,165
26,241	Mediaset SpA	319,431
4,070	Mondadori (Arnoldo) Editore SpA	41,204
9,852	Riunione Adriatica di Sicurta SpA	197,093
25,575	Snam Rete Gas SpA	140,545
26,409	Telecom Italia Mobile SpA	71,083

		3,501,014

Japan 21.3%
3,300	Acom Co., Ltd.	205,882
5,000	Advantest Corp.	398,731
3,300	Aiful Corp.	237,500
1,000	Alps Electric Co., Ltd.	14,941
4,100	Aoyama Trading Co., Ltd.	103,729
13,800	Asahi Breweries, Ltd.	155,288
73,000	Asahi Kasei Corp.	326,986
27,000	Bank of Fukuoka, Ltd.(The)	154,879
7,000	Bank of Yokohama, Ltd.(The)(a)	39,537
11,000	Bridgestone Corp.	214,530
16,000	Canon, Inc.	786,912
8,000	Central Glass Co., Ltd.	49,647
23,000	Chiba Bank, Ltd.(The)	148,063
17,500	Chubu Electric Power Co., Inc.	422,284
4,000	Dai Nippon Printing Co., Ltd.	62,507
38,000	Dai Nippon Screen Manufacturing Co., Ltd.	253,334
7,000	Daiwa Securities Group, Inc.	40,948

8,500	Denso Corp.	205,019
20	East Japan Railway Co.	98,039
4,000	Eisai Co., Ltd.	136,065
63	Fuji Television Network, Inc.	121,735
59,000	Fujikura, Ltd.	294,599
6,000	Hankyu Department Stores, Inc.	40,771
13,400	Honda Motor Co., Ltd.	689,919
4,100	Hoya Corp.	504,444
5,900	Ibiden Co., Ltd.	157,978
41	Index Corp.	119,088
3,600	Isetan Co., Ltd.	49,828
20,000	Itochu Corp.	103,585
49	Japan Tobacco, Inc.	695,735
22,400	JFE Holdings, Inc.	576,893
7,000	Kaneka Corp.	78,841
19,100	Kansai Electric Power Co., Inc.(The)	402,825
19,000	Kawasaki Kisen Kaisha, Ltd.	116,018
1,700	Keyence Corp.	407,101
11,000	Kikkoman Corp.	99,212
50,000	Kobe Steel, Ltd.	102,514
68,000	Komatsu, Ltd.	638,397
75,000	Kubota Corp.	435,943
11,200	Kyushu Electric Power Co., Inc.	241,088
21,000	Makita Corp.	441,666
24,000	Mitsubishi Chemical Corp.	70,314
42,800	Mitsubishi Corp.	609,125
7,000	Mitsubishi Electric Corp.	36,781
80,000	Mitsubishi Gas Chemical Co., Inc.	419,805
34,000	Mitsubishi Rayon Co., Ltd.	135,406
22	Mitsubishi Tokyo Financial Group, Inc.	183,291
24,000	Mitsui & Co., Ltd.	230,965
56,000	Mitsui Chemicals, Inc.	338,403
60,000	Mitsui O.S.K. Lines, Ltd.	382,448
6,000	Mitsui Trust Holdings, Inc.	60,507
55	Mizuho Financial Group, Inc.	247,173
11,000	NEC Corp.	56,151
17,000	NGK SPARK PLUG Co., Ltd.	225,494
4,000	NHK Spring Co., Ltd.	32,097
2,700	Nidec Corp.	291,845
4,000	Nippon Meat Packers, Inc.	45,615
46,000	Nippon Oil Corp.	314,082
32,000	Nippon Shokubai Co., Ltd.	260,510
17,000	Nippon Steel Corp.	42,696
181	Nippon Telegraph and Telephone Corp.	791,741
42,000	Nippon Yusen Kabushiki Kaisha	241,729
53,100	Nissan Motor Co., Ltd.	551,343
17,000	Nisshin Seifun Group, Inc.	178,471
42,000	Nisshin Steel Co., Ltd.	103,516
600	Nitori Co., Ltd.	41,403
7,000	NTN Corp.	39,389
22	NTT Data Corp.	72,543
33,000	Obayashi Corp.	184,502
20,000	Oji Paper Co., Ltd.	100,447
1,400	ORIX Corp.	206,742
39,000	Osaka Gas Co., Ltd.	122,957
6,000	Promise Co., Ltd.	364,143
16,000	Ricoh Co., Ltd.	244,409
1,900	Sankyo Co., Ltd.	88,036
23,000	Sanwa Shutter Corp.	132,749
1,500	Sega Sammy Holdings, Inc.	92,571
7,000	Seino Transportation Co., Ltd.	62,044
5,000	Sekisui House, Ltd.	50,318

7,000	Shionogi & Co., Ltd.	86,360
23,000	Sumitomo Chemical Co., Ltd.	117,010
57,000	Sumitomo Corp.	479,196
16,000	Sumitomo Electric Industries, Ltd.	178,963
32,000	Sumitomo Heavy Industries, Ltd.	152,916
107,000	Sumitomo Metal Industries, Ltd.	193,741
28,000	Sumitomo Trust & Banking Co., Ltd.(The)	172,174
10,000	Taisho Pharmaceutical Co., Ltd.	195,788
10,500	Takeda Chemical Industries, Ltd.	536,382
2,820	Takefuji Corp.	181,954
9,900	Tohoku Electric Power Co., Inc.	217,175
11,600	Tokyo Broadcasting System, Inc.	198,550
15,100	Tokyo Electric Power Co., Inc.(The)	361,290
1,300	Tokyo Electron, Ltd.	70,255
8,000	Toppan Printing Co., Ltd.	77,961
13,000	Toyo Suisan Kaisha, Ltd.	211,361
33,700	Toyota Motor Corp.	1,273,885
19	UFJ Holdings, Inc.	97,778
25	West Japan Railway Co.	83,583
900	World Co., Ltd.	37,455
3,200	Yamada Denki Co., Ltd.	180,285
10,700	Yamaha Corp.	172,801
6,900	Yamaha Motor Co., Ltd.	127,301

		23,428,926

Netherlands 3.3%
2,353	ABN AMRO Holding NV	58,826
34,851	Aegon NV	499,453
5,970	Akzo Nobel NV	245,668
18,496	Buhrmann NV	209,453
3,221	Corio NV	180,034
5,029	DSM NV	382,611
5,338	European Aeronautic Defence and Space Co.	179,469
36,208	ING Groep NV	1,096,627
10,672	James Hardie Industries NV	71,198
9,704	TNT NV	246,136
5,480	Unilever NV	367,424
857	Wereldhave NV	91,282

		3,628,181

New Zealand 0.3%
30,573	Fletcher Building, Ltd.	151,469
9,075	Sky Network Television, Ltd.(a)	36,181
35,914	Telecom Corporation of New Zealand, Ltd.	153,759

		341,409

Norway 1.0%
54,809	DBN NOR ASA	574,266
4,180	Norsk Hydro ASA	398,031
3,701	Orkla ASA	145,416
1,490	Statoil ASA	32,371

		1,150,084

Portugal 0.2%
5,109	Banco BPI SA	20,441
13,631	Banco Comercial Portugues, SA	34,872
9,414	Jeronimo Martins, SGPS SA	138,223

		193,536

Singapore 1.1%
18,000	DBS Group Holdings, Ltd.	173,657
2,000	Fraser & Neave, Ltd.	19,659
1,000	Haw Par Corp., Ltd.	3,151
21,000	Jardine Cycle & Carriage, Ltd.	168,686
45,000	Keppel Corp., Ltd.	339,134
102,000	Neptune Orient Lines, Ltd.	220,316
18,000	Oversea-Chinese Banking Corp., Ltd.	139,259
20,000	Singapore Airlines, Ltd.	142,612
15,000	Singapore Press Holdings, Ltd.	41,257

		1,247,731

Spain 4.0%
7,438	ACS SA	215,083
3,293	Altadis, SA	139,181
35,849	Banco Bilbao Vizccaya Argentaria SA	604,597
53,401	Banco Santander Central Hispano SA	661,702
21,255	Endesa, SA	475,981
5,017	Grupo Ferrovial SA	363,145
12,423	Iberdrola SA	316,758
1,857	Metrovacesa SA	113,138
684	Metrovacesa SA – New(a)	41,683
31,190	Repsol YPF SA	874,309
25,655	Telefonica SA	432,052
5,019	Union Fenosa SA	147,385

		4,385,014

Sweden 2.0%
5,328	Eniro AB	59,854
1,200	Hennes & Mauritz AB (Class “B” Shares)	42,798
7,800	Securitas AB	132,063
22,787	Skandinaviska Enskilda Banken AB (Class “A” Shares)	404,881
4,004	SSAB Svenskt Stal AB (Class “A” Shares)	101,560
135,797	Telefonaktiebolaget LM Erisson (Class “B” Shares)	465,085
54,175	TeliaSonera AB	267,849
17,260	Volvo AB (Class “B” Shares)	723,357

		2,197,447

Switzerland 7.0%
32,853	Credit Suisse Group	1,376,789
2,996	Nestle SA	821,920
362	Nobel Biocare Holding AG	76,415
23,794	Novartis AG	1,157,801
246	Rieter Holding AG	74,265
4,686	Roche Holdings AG	637,140
2,612	Straumann Holding AG	559,982
244	Sulzer AG	116,835
3,440	Swatch Group AG	101,581
4,963	Swiss Re	315,833
702	Swisscom AG	231,812
1,256	Syngenta AG	131,102
17,641	UBS AG	1,449,833
3,593	Zurich Financial Services AG	638,544

		7,689,852

United Kingdom 23.7%
6,611	Anglo American PLC	167,317
31,450	AstraZeneca PLC	1,413,943
46,256	Aviva PLC	531,688
5,772	BAA PLC	61,274
116,061	Barclays PLC	1,136,193
35,674	Barratt Developments PLC	451,747
7,592	Bellway PLC	114,887
14,347	Berkeley Group Holdings PLC	225,429
32,075	BHP Billiton PLC	454,655
264,116	BP PLC	2,922,140
1,000	BPB PLC	12,549
68,119	British Airways PLC(a)	332,532
5,177	British American Tobacco PLC	103,454
12,635	British Sky Broadcasting PLC	118,695
214,380	BT Group PLC	857,188
3,270	Carnival PLC	176,153
12,009	Centrica PLC	49,495
43,519	COLT Telecom Group PLC(a)	47,231
13,810	Diageo PLC	190,777
13,848	Enterprise Inns PLC	199,091
47,078	Friends Provident PLC	150,798
35,805	George Wimpey PLC	268,237
64,170	GlaxoSmithKline PLC	1,512,416
12,015	Hanson PLC	120,790
45,125	HBOS PLC	685,635
25,951	Henderson Group PLC	29,185
149,694	HSBC Holdings PLC	2,428,380
104,386	Imperial Chemical Industries PLC	487,099
23,080	Imperial Tobacco Group PLC	593,459
4,866	Inchcape PLC	173,013
22,278	Kelda Group PLC	278,000
29,818	Kesa Electricals PLC	132,721
136,625	Legal & General Group PLC	274,945
40,928	Lloyds TSB Group PLC	346,719
10,461	Mitchells & Butlers PLC	65,454
8,546	National Grid Transco PLC	78,705
23,385	Persimmon PLC	328,805
16,336	Reckitt Benckiser PLC	490,967
12,174	Rio Tinto PLC	405,679
67,461	Royal & Sun Alliance Insurance Group PLC	107,599
22,442	Royal Bank of Scotland Group PLC (The)	668,168
32,218	Royal Dutch Shell PLC (Class “A” Shares)	990,626
33,341	Royal Dutch Shell PLC (Class “B” Shares)	1,058,286
41,920	SABMiller PLC	731,245
8,524	Scottish & Southern Energy PLC	146,668
1,826	Severn Trent PLC	31,387
4,949	Smiths Group PLC	83,372
32,546	Tate & Lyle PLC	265,129
39,965	Taylor Woodrow PLC	238,468
129,232	Tesco PLC	739,319
4,713	Tomkins PLC	22,676
4,775	Trinity Mirror PLC	51,361
8,403	Unilever PLC	81,302
30,238	United Utilities PLC	341,192
629,665	Vodafone Group PLC	1,621,280
17,171	Whitbread PLC	298,470
10,007	William Hill PLC	101,482
9,005	WPP Group PLC	95,435

		26,090,910

	Total common stocks (cost $87,269,882)	106,451,583

PREFERRED STOCK 0.1%
Germany 0.1%
168	Porsche AG (cost $113,502)	133,509

	Total long-term investments (cost $87,383,384)	106,585,092

Principal Amount (000)	Description
SHORT-TERM INVESTMENTS 0.8%
U.S. Government Securities 0.3%
United States 0.3%
	United States Treasury Bills(b)(c)
$350	2.93%, 9/15/05	$348,626

Shares
Money Market Mutual Fund 0.5%
	Dryden Core Investment Fund – Taxable Money Market Series(d)
564,156		564,156

	Total short-term investments (cost $912,874)	912,782

	Total Investments(e) 97.6% (cost $88,296,258)(g)	107,497,874
	Other assets in excess of liabilities(f) 2.4%	2,639,442

	Net Assets 100%	$110,137,316

(a)	Non-income producing security.

(b)	Rate quoted represents yield-to-maturity as of purchase date.

(c)	All or portion of security segregated as collateral for financial futures contracts.

(d)	Prudential Investments LLC, the manager of the Fund also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.

(e)	As of July 31, 2005, 146 securities representing $32,132,074 and 29.9% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

(f)	Other assets in excess of liabilities included net unrealized appreciation on financial futures as follows:

Number of Contracts	Type	Expiration Date	Value at July 31, 2005	Value at Trade Date	Unrealized Appreciation
	Long Positions:
22	FTSE 100 Index	Sept 05	$2,037,911	$2,016,019	$21,892
4	Share Price Index 200	Sept 05	331,686	322,839	8,847
9	DJ Euro Stoxx 50 Index	Sept 05	363,812	361,054	2,758
14	Nikkei 225 Index	Sept 05	831,600	820,625	10,975
5	Hang Seng Stock Index	Aug 05	478,622	475,265	3,357

					$47,829

(g)	The United States federal income tax basis of the Fund’s investments was $88,429,292 and net unrealized appreciation on investments for federal income tax purposes was $19,068,582 (gross unrealized appreciation $19,937,086; gross unrealized depreciation $868,504). The difference between the book and tax basis is attributable to deferred losses on wash sales.

Prudential World Fund, Inc.

Jennison Global Growth Fund

Schedule of Investments as of July 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.7%
COMMON STOCKS
Austria 1.0%
47,200	Erste Bank der Oesterreichischen Sparkassen AG	$2,403,550
30,300	Raiffeisen International Bank-Holdiing AG 144A(a)	1,709,008

		4,112,558

Bermuda 1.9%
109,500	Marvell Technology Group Ltd.(a)	4,784,055
94,000	Tyco International Ltd.	2,864,180

		7,648,235

Canada 2.4%
52,700	Nexen, Inc.	1,960,440
152,700	Suncor Energy, Inc.	7,467,030

		9,427,470

France 5.8%
41,200	Sanofi-Aventis	3,564,126
74,700	Schneider Electric SA	5,873,439
46,653	Total SA	11,708,784
48,500	Veolia Environnement	1,882,302

		23,028,651

Germany 3.5%
109,500	Metro AG	5,512,306
79,300	RWE AG	5,299,614
42,654	Siemens AG	3,286,527

		14,098,447

Hong Kong 2.3%
236,300	Cheung Kong Holdings, Ltd.	2,540,346
2,134,000	Cosco Pacific Ltd.	4,186,917
157,000	Esprit Holdings Ltd.	1,166,892
185,500	Esprit Holdings Ltd. 144A	1,378,716

		9,272,871

Ireland 1.7%
491,950	Anglo Irish Bank Corp. PLC	6,620,729

Italy 0.7%
93,867	Eni SpA	2,666,534

Japan 11.7%
193,500	JFE Holdings, Inc.	4,983,432
450,000	Mitsubishi Corp.	6,404,348
385,000	Mitsubishi Estate Co. Ltd.	4,261,102
459	Mitsubishi Tokyo Financial Group, Inc.	3,824,118
559,000	Mitsui & Co., Ltd.	5,379,569
31,800	Nidec Corp.	3,437,284
463,000	Nissan Chemical Industries Ltd.	5,303,771
541,400	Nissan Motor Co., Ltd.	5,621,414
291,400	Shizuoka Bank, Ltd. (The)	2,452,158
486,000	Sumitono Realty & Development Co. Ltd.	5,337,144

		47,004,340

Netherlands 0.8%
98,300	TomTom NV 144A(a)	3,250,129

Spain 2.8%
348,884	Banco Bilbao Vizccaya Argentaria SA	5,883,965
316,682	Telefonica SA	5,333,197

		11,217,162

Switzerland 8.8%
66,600	Alcon, Inc.(a)	7,629,030
35,300	Holcim Ltd.	2,183,392
94,495	Novartis AG	4,598,065
71,400	Novartis AG ADR	3,477,894
130,200	Roche Holding AG ADR	8,874,849
7,513	Roche Holdings AG	1,021,518
92,462	UBS AG	7,599,026

		35,383,774

United Kingdom 7.4%
201,100	BHP Billiton PLC	2,850,540
559,200	Cadbury Schweppes PLC	5,385,901
163,299	Exel PLC	2,702,181
108,540	Royal Bank of Scotland Group PLC (The)	3,226,427
78,300	Royal Bank of Scotland Group PLC (The) 144A	2,336,379
1,269,400	Tesco PLC	7,262,065
1,629,166	Vodafone Group PLC	4,194,823
163,800	WPP Group PLC	1,735,969

		29,694,285

United States 48.9%
70,100	American Express Co. (b)	3,855,500
60,900	American International Group, Inc.	3,666,180
75,900	Amgen, Inc.(a)	6,053,025
95,100	Apple Computer, Inc. (a)(b)	4,056,015
20,400	AtheroGenics, Inc. (a)	339,660
321,000	Charles Schwab Corp. (The) (b)	4,397,700
147,300	Chico’s FAS, Inc. (a)(b)	5,908,203
92,100	Cisco Systems, Inc.(a)	1,763,715
96,700	Dell, Inc.(a)(b)	3,913,449
54,200	E.I. du Pont de Nemours & Co.	2,313,256
72,100	eBay, Inc.(a)	3,012,338
64,700	Electronic Arts, Inc.(a)(b)	3,726,720
89,100	Eli Lilly and Co. (The)	5,018,112
128,900	ENSCO International, Inc.	5,204,982
85,600	Federated Department Stores, Inc.(b)	6,494,472
189,100	General Electric Co.	6,523,950

	43,600	Gilead Sciences, Inc.(a)	1,953,716
	23,900	Gillette Co. (The)	1,282,713
	15,000	Google, Inc., (Class A)(a)(b)	4,316,400
	109,100	GTECH Holdings Corp.	3,268,636
	107,200	Halliburton Co.	6,008,560
	154,850	IAC/InterActiveCorp.(a)(b)	4,134,495
	130,700	Intel Corp.	3,547,198
	78,900	JPMorgan Chase & Co.	2,772,546
	28,900	Keryx Biopharmaceuticals, Inc.(a)	484,653
	179,100	Kroger Co. (The)(a)	3,555,135
	33,200	Lehman Brothers Holdings, Inc.(b)	3,490,316
	60,100	Lowe’s Companies., Inc.(b)	3,979,822
	75,400	Mercury Interactive Corp.(a)(b)	2,968,498
	93,300	Microsoft Corp.	2,389,413
	74,700	Monsanto Co.	5,032,539
	130,900	Nextel Communications, Inc. (Class A)(a)	4,555,320
	66,400	Nike, Inc., (Class B)	5,564,320
	103,900	PepsiCo, Inc.	5,665,667
	135,700	PETsMART, Inc.	4,037,075
	106,300	Pfizer, Inc.	2,816,950
	42,400	Phelps Dodge Corp.	4,513,480
	92,800	Praxair, Inc.	4,583,392
	86,700	Procter & Gamble Co. (The)	4,823,121
	67,300	QUALCOMM, Inc.	2,657,677
	53,100	Schlumberger Ltd.	4,446,594
	35,100	Smith International, Inc.	2,384,694
	124,800	St. Jude Medical, Inc.(a)	5,916,768
	96,800	Target Corp.	5,687,000
	130,200	Texas Instruments, Inc.	4,135,152
	121,800	UCBH Holdings, Inc.	2,225,286
	125,300	UnitedHealth Group, Inc.	6,553,190
	66,700	Waste Management, Inc.	1,875,604
	46,100	WellPoint Inc.(a)	3,261,114
	129,500	Yahoo!, Inc.(a)(b)	4,317,530

			195,451,851

		Total long-term investments (cost $324,892,040)	398,877,036

SHORT-TERM INVESTMENT 9.4%
Mutual Fund
37,368,969		Dryden Core Investment Fund - Taxable Money Market Fund)(c)(d) (cost $37,368,969)	37,368,969

		Total Investments(e) 109.1% (cost $362,261,009)(f)	436,246,005
		Liabilities in excess of other assets (9.1%)	(36,297,034)

		Net Assets 100%	$399,948,971

ADR – American Depositary Receipt

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $35,517,301; cash collateral of $36,848,854 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

(e)	As of July 31, 2005, 13 securities representing $56,277,211 and 12.9% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

(f)	The United States federal income tax basis of the Fund’s investments was $363,695,938 and net unrealized appreciation on investments for federal income tax purposes was $72,550,067 (gross unrealized appreciation $77,754,139; gross unrealized depreciation $5,204,072). The difference between the book and tax basis is attributable to deferred losses on wash sales.

Prudential World Fund, Inc.

Strategic Partners International Value Fund

Schedule of Investments as of July 31, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 100.0%
COMMON STOCKS 99.7%
Australia 2.4%
171,288	Bluescope Steel, Ltd.	$1,209,769
356,182	CSR, Ltd.	703,010
417,568	David Jones, Ltd.	656,000
144,135	Santos, Ltd.	1,172,255
42,668	Suncorp-Metway, Ltd.	657,448
379,203	Telstra Corp., Ltd.	1,452,315

		5,850,797

Austria 0.3%
5,295	Boehler-Uddeholm AG	802,491

Belgium 0.5%
54,428	Dexia	1,230,077

Bermuda 0.4%
211,647	Orient Overseas International, Ltd.	977,525

Brazil 2.2%
74,377	Empresa Brasileira de Aeronautica SA (ADR)	2,405,352
55,475	Petroleo Brasileiro SA (ADR)	2,916,321

		5,321,673

Canada 2.3%
96,172	Rogers Communications, Inc. (Class B)	3,555,233
98,266	Shaw Communications, Inc. (Class B)	2,040,702

		5,595,935

China 1.5%
5,352,034	China Petroleum and Chemical Corp. (Class H)	2,333,174
36,696	Shanda Interactive Entertainment, Ltd. (ADR)(a)	1,200,323

		3,533,497

Denmark 1.6%
6,465	Danisco A/S	427,088
26,845	Danske Bank A/S	837,632
48,579	Novo Nordisk A/S	2,510,522

		3,775,242

Finland 0.7%
67,727	Rautaruukki Oyj	1,166,042
39,159	Sampo Oyj	599,177

		1,765,219

France 7.4%
29,923	BNP Paribas SA	2,164,111
27,645	Bouygues SA	1,210,342
43,345	Carrefour SA	2,046,440
5,603	Ciments Francais SA	563,849
7,696	CNP Assurances	517,871
17,855	Compagnie Generale des Etablissements Michelin (Class B)	1,100,816
3,694	Natexis Banques Populaires	538,351
19,518	PSA Peugoet Citroen SA	1,256,591
8,805	Renault Regie Nationale	807,077
47,594	Sanofi-Aventis	4,117,278
8,066	Societe Generale	882,611
71,483	Suez SA	1,963,066
2,217	Total SA Series B	556,417

		17,724,820

Germany 7.3%
12,437	Adidas-Salomon AG	2,252,839
29,677	BASF AG	2,108,539
25,121	Bayerische Motoren Werke (BMW) AG	1,180,551
23,397	Deutsche Bank AG	2,028,291
25,387	Deutsche Boerse AG	2,229,738
61,508	Fraport AG	2,795,086
21,242	MAN AG	989,502
4,147	Puma AG	1,039,294
9,913	Rheinmetall AG	553,596
22,842	Salzgitter AG	726,434
52,519	ThyssenKrupp AG	986,352
22,719	TUI AG	595,813

		17,486,035

Greece 0.2%
10,344	National Bank of Greece SA	379,007

Hong Kong 2.0%
1,088,558	Chaoda Modern Agriculture Holdings, Ltd.	425,735
684,412	China Merchants Holdings International Co., Ltd.	1,387,558
909,881	CNOOC, Ltd.	632,307

680,348	Hong Kong Exchanges & Clearing, Ltd.	2,119,253
54,366	Shanghai Industrial Holdings, Ltd.	115,267

		4,680,120

India 0.5%
43,468	ICICI Bank, Ltd. (ADR)	1,147,990

Ireland 1.6%
58,368	Allied Irish Banks PLC	1,263,214
149,369	Bank of Ireland	2,477,482

		3,740,696

Israel 1.0%
75,300	Teva Pharmaceutical Industries, Ltd. (ADR)	2,364,420

Italy 1.8%
40,205	Benetton Group SpA	399,235
121,724	Enel SpA	1,042,683
62,801	Eni SpA	1,784,033
55,475	Riunione Adriatica di Sicurta SpA	1,109,801

		4,335,752

Japan 15.2%
37,373	Alpine Electronics, Inc.	536,258
48,025	Alps Electric Co., Inc.	717,540
42,853	Asahi Breweries, Ltd.	482,214
42,237	Canon, Inc.	2,077,298
174,859	Chichibu Onoda Cement	505,937
29,554	CMK Corp.	534,078
192,714	Cosmo Oil Co., Ltd.	855,260
192,714	Denki Kagaku Kogyo Kabushiki Kaisha	697,798
73,946	FamilyMart Co., Ltd.	2,154,273
456,418	Fukuoka, Bank of	2,618,133
88,661	Hitachi Koki Co., Ltd.	1,004,416
229,656	Hitachi, Ltd.	1,394,040
46,547	Hokkaido Electric Power Co., Inc.	964,441
104,053	Hokuetsu Paper Mills, Ltd.	561,371
40,413	Honda Motor Co., Ltd.	2,080,724
46,855	Hosiden Corp.	476,716
100,359	Japan Securities Finance Co., Ltd.	665,501
120,677	Kaken Pharmaceutical Co., Ltd.	865,808
306,364	Marubeni Corp.	1,132,085
335,556	Mitsubishi Chemical Corp.	983,088

431	Nippon Telegraph and Telephone Corp.	1,885,304
32,016	Nipro Corp.	477,431
132,930	Nissan Motor Co., Ltd.	1,380,226
182,247	NSK, Ltd.	959,750
56,644	Okasan Holdings, Inc.	282,370
314,007	Osaka Gas Co., Inc.	989,980
108,979	Rengo Co., Ltd.	565,788
190,251	Sumitomo Osaka Cement Co., Ltd.	496,111
75,731	Sumitomo Trust & Banking Co., Ltd. (The)	465,675
16,519	Takefuji Corp.	1,065,848
100,359	Tanabe Seiyaku Co., Ltd.	940,670
27,830	Tostem Corp.	452,106
128,866	Toyota Motor Corp.	4,871,231
40,020	Uny Co., Ltd.	423,940

		36,563,409

Liechtenstein 0.3%
4,741	Verwaltungs-und Privat-Bank AG	722,620

Mexico 2.4%
133,713	America Movil SA de CV Series L (ADR)	2,976,451
613,299	Wal-Mart de Mexico SA de CV Series V	2,744,102

		5,720,553

Netherlands 3.9%
38,974	ABN AMRO Holding NV	974,378
81,457	Euronext NV	3,199,907
79,548	ING Groep NV	2,409,271
32,140	Schlumberger, Ltd.	2,691,404

		9,274,960

Norway 1.4%
13,545	Norsk Hydro ASA	1,289,791
188,650	Tanderg ASA	2,143,734

		3,433,525

Portugal 0.1%
132,930	EDP- Energias de Portugal SA	354,576

Singapore 1.4%
461,960	MobileOne, Ltd.	572,018
185,941	Neptune Orient Lines, Ltd.	401,625
1,496,767	Singapore Telecommunications, Ltd.	2,487,619

		3,461,262

South Korea 3.3%
29,920	Hyundai Motor Co.	2,058,621
46,021	Kookmin Bank	2,427,675
2,838	Samsung Electronics Co., Ltd.	1,555,282
65,762	Shinhan Financial Group Co., Ltd.	1,983,526

		8,025,104

Spain 3.6%
49,441	Banco Santander Central Hispano SA	612,635
12,745	Compania Espanola de Petroleos SA	636,650
81,026	Endesa SA	1,814,493
62,247	Promotora De Informaciones SA	1,178,109
62,247	Repsol YPF SA	1,744,899
61,016	Sogecable SA(a)	2,189,775
17,978	Union Fenosa SA	527,934

		8,704,495

Sweden 1.3%
33,248	Billerud	438,783
183,786	Nordbea Bank AB	1,762,907
68,343	Skanska AB (Class B)	884,343

		3,086,033

Switzerland 8.0%
2,217	Ciba Specialty Chemiclas AG	132,653
1,909	Georg Fischer AG(a)	631,123
3,879	Givaudan SA	2,327,009
34,348	Logitech International SA (Reg’d.)(a)	1,326,152
44,043	Novartis AG	2,143,104
2,463	Rieter Holdings AG	743,554
18,225	Roche Holding AG (ADR)	2,477,995
1,970	Sulzer AG	943,301
3,386	Swisscom AG	1,118,112
73,022	UBS AG	6,001,342
7,156	Zurich Financial Services AG(a)	1,271,758

		19,116,103

United Kingdom 25.1%
63,800	Alliance & Leicester PLC	984,516
63,294	Amdocs, Ltd.(a)	1,879,199

460,421	Barclays PLC	4,507,315
52,150	Boots Group PLC	554,978
61,816	BP PLC (ADR)	4,072,438
183,355	Bradford & Bingley PLC	1,086,001
98,368	Britannic PLC	1,070,168
167,717	British Aerospace PLC	907,895
531,164	BT Group PLC	2,123,820
250,651	Burberry Group PLC	1,864,550
276,572	Cadbury Schweppes PLC	2,663,768
152,940	Commercial Union PLC	1,757,950
75,916	Cowie Group PLC	751,189
304,464	Dixons Group PLC	849,488
111,565	FirstGroup PLC	625,498
163,407	GlaxoSmithKline	3,851,297
121,293	HBOS PLC	1,842,928
89,831	Kelda Group PLC	1,120,965
327,506	Kingfisher PLC	1,483,630
299,538	Legal & General Group PLC	602,789
547,789	Lloyds TSB Group PLC	4,640,534
122,278	Mitchells & Butler PLC	765,078
221,098	Northern Foods PLC	598,430
225,469	Northumbrian Water Group PLC	888,642
470,025	Old Mutual PLC	1,078,050
351,257	Pilkington PLC	759,342
73,515	Royal Dutch Shell PLC (Class A)	2,260,420
93,975	Royal Dutch Shell PLC (Class B)	2,982,903
175,536	Scottish Power PLC	1,554,907
24,813	Severn Trent PLC	426,507
259,641	Shanks Group PLC	702,751
80,657	Tate & Lyle PLC	657,051
556,285	Tesco PLC	3,182,408
141,488	TT Electronics PLC	397,875
53,504	Viridian Group PLC	722,196
86,629	Vodafone Group PLC (ADR)	2,237,627
53,443	Willis Group Holdings, Ltd.	1,772,170

		60,227,273

	Total common stocks (cost $211,756,091)	239,401,209

Preferred Stocks 0.3%
Germany 0.3%
6,650	Fresenius AG (cost $599,318)	854,253

	Total long-term investments (cost $ 212,355,409)	240,255,462

SHORT-TERM INVESTMENT 0.3%
Money Market Mutual Fund 0.3%
660,970	Dryden Core Investment Fund-Taxable Money Market Series(b) (cost $660,970)	660,970

	Total Investments(e) 100.3% (cost $213,016,379)(c)	240,916,432
	Liabilities in excess of other assets(d)( 0.3%)	(727,631)

	Net Assets 100%	$240,188,801

ADR – American Depositary Receipt

(a)	Non-income producing security.

(b)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(c)	The United States federal income tax basis of the Fund’s investments was $220,449,278; accordingly net unrealized appreciation on investments for federal income tax purposes was $20,467,154 (gross unrealized appreciation $24,704,394; gross unrealized depreciation $4,237,240).

(d)	Liabilities in excess of other assets include net unrealized appreciation on foreign currency contracts as follows:

Forward foreign currency exchange contracts outstanding at July 31, 2005:

Foreign Currency Contract	Value at Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Bought:
Euro Currency expiring 10/05/05	$7,848,295	$7,903,204	$54,909
Pound Sterling expiring 12/05/05	5,912,872	5,961,964	49,092
Mexican Peso expiring 12/06/05	3,034,748	3,056,616	21,868
Sold:
Euro Currency expiring 10/05/05	21,908,880	20,426,744	1,482,136
Euro Currency expiring 12/02/05	4,089,954	4,024,539	65,415
Pound Sterling expiring 12/05/05	18,538,455	18,061,242	477,213
Mexican Peso expiring 12/06/05	8,138,079	8,403,387	(265,308)
			$1,885,325

(e)	As of July 31, 2005, 54 securities representing $61,891,392 and 25.7% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential World Fund, Inc.

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date September 26, 2005

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 26, 2005

*	Print the name and title of each signing officer under his or her signature.